CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of cash receipts from operating activities
Receipts from sales of goods and rendering of services	$ 4,898,950	$ 5,944,258	$ 6,129,806
Other cash receipts from operating activities	744,056	465,703	377,085
Classes of cash payments
Payments to suppliers for goods and services	(3,417,176)	(4,386,457)	(4,198,750)
Payments to and on behalf of employees	(579,204)	(600,386)	(558,230)
Other cash payments from operating activities	(276,867)	(177,123)	(208,461)
Interest paid	(265,644)	(264,311)	(172,280)
Interest received	18,033	29,655	11,738
Income taxes paid	18,650	(329,864)	(90,556)
Other inflows (outflows) of cash, net	1,346	(6,225)	(2,807)
Net Cash flows from Operating Activities	1,142,144	675,250	1,287,545
Cash flows (used in) investing activities
Cash flow used in obtaining control of subsidiaries or other businesses	(4,054)	(171,206)	(16,996)
Cash flows used in obtaining non-controlling interest	(3)	(55)	(53)
Other cash receipts from sales of equity or debt instruments of other entities	943	104,400	2
Other cash payments to acquire interests in joint ventures	(15,376)	(580)	(3,023)
Proceeds from sale of property, plant and equipment	16,717	10,354	9,392
Purchase of property, plant and equipment	(1,501,266)	(1,000,373)	(675,958)
Purchase of intangible assets	(12,374)	(22,041)	(2,682)
Proceeds from sales of other long-term assets	36,516	6,059	5,437
Purchase of other non-current assets	(207,398)	(257,793)	(222,029)
Dividends received	4,042	13,007	10,880
Other inflows (outflows) of cash, net	3,398	487	1,048
Cash flows used Investing Activities	(1,678,855)	(1,317,741)	(893,982)
Cash flows from (used in) Financing Activities
Proceeds from the issue of shares	250,000	0	0
Total borrowings obtained	412,077	2,142,439	863,551
Debt obtained in long-term	239,827	2,125,332	485,077
Debt obtained in short-term	172,250	17,107	378,474
Related companies borrowings	0	(704)	0
Repayments of borrowings	(520,474)	(723,660)	(475,284)
Payments of lease liabilities	(75,233)	(80,323)	(6,624)
Dividends paid	(955)	(182,109)	(257,421)
Other outflows of cash, net	(9,211)	(10,623)	(975)
Cash flows from (used in) Financing Activities	56,204	1,145,020	123,247
Net increase (decrease) in Cash and Cash Equivalents before effect of exchange rate changes	(480,507)	502,529	516,810
Effect of exchange rate changes on cash and cash equivalents	(14,791)	(18,459)	(30,754)
Net increase (decrease) of Cash and Cash equivalents	(495,298)	484,070	486,056
Cash and cash equivalents, at the beginning of the period	1,560,012	1,075,942	589,886
Cash and cash equivalents, at the end of the period	$ 1,064,714	$ 1,560,012	$ 1,075,942